Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
Remainder of 2025	$ 104,253
2026	88,324
Total lease payments	192,577
Less: imputed interest	(3,062)
Present value of lease liabilities	$ 189,515	$ 281,329